Schedule of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Balance, August 31,	$ (1,084,305)	$ (874,438)
Provision, bad debt expense		(72,636)
Write-offs		2,250
Balance, February 28,	$ (1,084,305)	$ (944,824)